Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Productive material	$ 562	$ 533
Work-in-process	104	132
Finished Goods	347	349
Total	$ 1,013	$ 1,014